Basis of preparation (Details Narrative) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Basis Of Preparation
Loss from operations	£ 3,810	£ 3,310
Negative cash flows from operating activities	3,300	£ 4,810
Accumulated deficit	154,130
Cash and cash equivalents	£ 4,040